Cover	Apr. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2026
Entity File Number	001-39868
Entity Registrant Name	Motorsport Games Inc.
Entity Central Index Key	0001821175
Entity Tax Identification Number	86-1791356
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3350 SW 148th Avenue
Entity Address, Address Line Two	Suite 207
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	(305)
Local Phone Number	413-0812
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MSGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false